Quarterly Holdings Report
for
Fidelity® U.S. Equity Central Fund
March 31, 2023
USE-NPRT3-0523
1.9900196.102
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	89,800	1,728,650
Liberty Global PLC Class C (a)	643,918	13,123,049
		14,851,699
Entertainment - 2.0%
Activision Blizzard, Inc.	460,525	39,416,335
Cinemark Holdings, Inc. (a)(b)	476,400	7,045,956
Electronic Arts, Inc. (b)	366,896	44,192,623
Endeavor Group Holdings, Inc. (a)	270,800	6,480,244
Lions Gate Entertainment Corp.:
Class A (a)(b)	89,400	989,658
Class B (a)	509,126	5,284,728
Marcus Corp. (b)	360,100	5,761,600
Netflix, Inc. (a)	311,805	107,722,391
Take-Two Interactive Software, Inc. (a)(b)	156,960	18,725,328
The Walt Disney Co. (a)	481,020	48,164,533
Warner Bros Discovery, Inc.	116,388	1,757,459
Warner Music Group Corp. Class A	201,500	6,724,055
World Wrestling Entertainment, Inc. Class A (b)	185,712	16,948,077
		309,212,987
Interactive Media & Services - 5.1%
Alphabet, Inc. Class A (a)	5,285,800	548,296,034
Angi, Inc. (a)	1,196,532	2,716,128
IAC, Inc. (a)	15,000	774,000
Meta Platforms, Inc. Class A (a)	1,098,625	232,842,583
Shutterstock, Inc.	7,700	559,020
Snap, Inc. Class A (a)	1,099,500	12,325,395
Zoominfo Technologies, Inc. (a)	123,000	3,039,330
		800,552,490
Media - 0.6%
Advantage Solutions, Inc. Class A (a)	1,121,500	1,771,970
Altice U.S.A., Inc. Class A (a)	715,600	2,447,352
Comcast Corp. Class A	1,278,982	48,486,208
DISH Network Corp. Class A (a)	77,263	720,864
Liberty Broadband Corp.:
Class A (a)	319,731	26,256,310
Class C (a)	263,200	21,503,440
S4 Capital PLC (a)	692,100	1,388,237
TechTarget, Inc. (a)	25,500	921,060
		103,495,441
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	415,338	60,157,556
TOTAL COMMUNICATION SERVICES		1,288,270,173
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.2%
Adient PLC (a)	273,645	11,208,499
Aptiv PLC (a)	139,400	15,639,286
		26,847,785
Automobiles - 1.2%
Ferrari NV	42,691	11,566,700
Tesla, Inc. (a)	881,410	182,857,319
		194,424,019
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	4,092,768	422,742,007
eBay, Inc.	849,316	37,684,151
Ollie's Bargain Outlet Holdings, Inc. (a)	226,559	13,126,828
		473,552,986
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	653,294	23,387,925
Booking Holdings, Inc. (a)	29,423	78,041,859
Caesars Entertainment, Inc. (a)	434,458	21,205,895
Churchill Downs, Inc.	158,482	40,737,798
Domino's Pizza, Inc.	85,719	28,276,127
Hilton Worldwide Holdings, Inc.	297,903	41,965,596
Marriott International, Inc. Class A	270,976	44,992,855
McDonald's Corp.	104,490	29,216,449
Penn Entertainment, Inc. (a)	270,500	8,023,030
Planet Fitness, Inc. (a)	185,407	14,400,562
Yum! Brands, Inc.	315,900	41,724,072
		371,972,168
Household Durables - 0.2%
D.R. Horton, Inc.	137,320	13,414,791
Helen of Troy Ltd. (a)	33,800	3,216,746
Mohawk Industries, Inc. (a)	105,357	10,558,879
Newell Brands, Inc.	16,300	202,772
Tupperware Brands Corp. (a)	44,609	111,523
		27,504,711
Specialty Retail - 1.8%
Fast Retailing Co. Ltd.	41,200	9,019,196
Five Below, Inc. (a)	114,929	23,671,926
Lowe's Companies, Inc.	535,861	107,156,124
The Home Depot, Inc.	173,634	51,242,866
TJX Companies, Inc.	1,286,876	100,839,603
		291,929,715
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	681,336	32,022,792
lululemon athletica, Inc. (a)	125,967	45,875,922
LVMH Moet Hennessy Louis Vuitton SE	13,491	12,383,505
NIKE, Inc. Class B	348,810	42,778,058
PVH Corp.	366,821	32,705,760
Tapestry, Inc.	626,761	27,019,667
		192,785,704
TOTAL CONSUMER DISCRETIONARY		1,579,017,088
CONSUMER STAPLES - 7.1%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	93,950	30,881,365
Brown-Forman Corp. Class B (non-vtg.)	10,800	694,116
Constellation Brands, Inc. Class A (sub. vtg.)	191,566	43,272,844
Diageo PLC	213,583	9,532,140
Keurig Dr. Pepper, Inc.	1,260,201	44,459,891
Monster Beverage Corp.	680,156	36,735,226
PepsiCo, Inc.	240,800	43,897,840
Primo Water Corp.	260,400	3,997,140
The Coca-Cola Co.	2,421,491	150,205,087
The Vita Coco Co., Inc. (a)	5,800	113,796
		363,789,445
Food & Staples Retailing - 1.7%
Albertsons Companies, Inc.	330,500	6,867,790
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	321,700	16,174,262
Costco Wholesale Corp.	16,800	8,347,416
Dollar General Corp.	191,769	40,359,704
Dollar Tree, Inc. (a)	87,700	12,589,335
Grocery Outlet Holding Corp. (a)	21,600	610,416
Kroger Co.	40,100	1,979,737
Performance Food Group Co. (a)	587,602	35,455,905
Sysco Corp.	151,400	11,692,622
Target Corp. (b)	165,700	27,444,891
U.S. Foods Holding Corp. (a)	249,208	9,205,744
United Natural Foods, Inc. (a)	3,700	97,495
Walgreens Boots Alliance, Inc.	3,300	114,114
Walmart, Inc.	624,400	92,067,780
		263,007,211
Food Products - 0.9%
Archer Daniels Midland Co.	52,500	4,182,150
Bunge Ltd.	160,200	15,302,304
Conagra Brands, Inc.	189,000	7,098,840
Darling Ingredients, Inc. (a)	105,926	6,186,078
Freshpet, Inc. (a)	148,500	9,829,215
Ingredion, Inc.	6,500	661,245
Laird Superfood, Inc. (a)	119,100	96,507
McCormick & Co., Inc. (non-vtg.)	43,500	3,619,635
Mondelez International, Inc.	810,112	56,481,009
Nomad Foods Ltd. (a)	1,092,700	20,477,198
Pilgrim's Pride Corp. (a)	8,700	201,666
The Hain Celestial Group, Inc. (a)	57,800	991,270
The Kraft Heinz Co.	7,000	270,690
The Real Good Food Co. LLC:
Class B (c)	156,156	2
Class B unit (d)	156,156	658,978
The Simply Good Foods Co. (a)	50,800	2,020,316
TreeHouse Foods, Inc. (a)	146,003	7,362,931
Tyson Foods, Inc. Class A	175,400	10,404,728
		145,844,762
Household Products - 1.4%
Church & Dwight Co., Inc.	3,600	318,276
Colgate-Palmolive Co.	67,200	5,050,080
Energizer Holdings, Inc.	579,415	20,105,701
Kimberly-Clark Corp.	122,900	16,495,638
Procter & Gamble Co.	1,079,093	160,450,338
Reynolds Consumer Products, Inc.	257,326	7,076,465
Spectrum Brands Holdings, Inc.	141,900	9,396,618
The Clorox Co.	37,700	5,965,648
		224,858,764
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	4,900	1,207,654
Herbalife Nutrition Ltd. (a)(b)	415,113	6,683,319
Olaplex Holdings, Inc. (a)	1,640,000	7,002,800
The Beauty Health Co. (a)	44,000	555,720
The Beauty Health Co. (a)(e)	600,000	7,578,000
		23,027,493
Tobacco - 0.7%
Altria Group, Inc.	1,052,267	46,952,154
Philip Morris International, Inc.	573,353	55,758,579
		102,710,733
TOTAL CONSUMER STAPLES		1,123,238,408
ENERGY - 4.6%
Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc. (a)	161,600	1,945,664
Expro Group Holdings NV (a)	1,257,000	23,078,520
Noble Corp. PLC	22,900	903,863
Schlumberger Ltd.	711,300	34,924,830
TechnipFMC PLC (a)	369,800	5,047,770
Valaris Ltd. (a)	52,500	3,415,650
Weatherford International PLC (a)	483,100	28,671,985
		97,988,282
Oil, Gas & Consumable Fuels - 4.0%
Africa Oil Corp.	5,494,200	12,317,740
Canadian Natural Resources Ltd.	649,059	35,917,960
CVR Energy, Inc. (b)	55,500	1,819,290
Delek U.S. Holdings, Inc.	56,900	1,305,855
Eco Atlantic Oil & Gas Ltd. (a)	4,614,500	1,177,952
Exxon Mobil Corp.	2,773,738	304,168,109
Hess Corp.	424,875	56,227,958
Imperial Oil Ltd.	1,057,500	53,778,746
Kosmos Energy Ltd. (a)	3,085,073	22,952,943
MEG Energy Corp. (a)	2,518,050	40,449,031
PBF Energy, Inc. Class A	85,000	3,685,600
Phillips 66 Co.	399,959	40,547,843
Tourmaline Oil Corp.	138,800	5,784,104
Valero Energy Corp.	293,186	40,928,766
		621,061,897
TOTAL ENERGY		719,050,179
FINANCIALS - 11.9%
Banks - 4.9%
AIB Group PLC	1,245,700	5,055,298
Bank of America Corp.	5,667,754	162,097,764
Bank of Ireland Group PLC	2,953,100	29,861,387
BNP Paribas SA (b)	507,703	30,318,798
Citigroup, Inc.	1,520,039	71,274,629
Comerica, Inc.	100,940	4,382,815
DNB Bank ASA	791,600	14,166,272
JPMorgan Chase & Co.	423,169	55,143,152
KBC Group NV	201,600	13,839,608
KeyCorp	1,517,800	19,002,856
M&T Bank Corp.	192,049	22,963,299
NatWest Group PLC	5,194,506	16,949,828
Piraeus Financial Holdings SA (a)	3,343,502	7,242,991
Popular, Inc.	58,602	3,364,341
Starling Bank Ltd. Series D (a)(c)(e)	4,618,325	16,350,866
Sumitomo Mitsui Financial Group, Inc.	383,100	15,330,733
Truist Financial Corp.	1,032,300	35,201,430
U.S. Bancorp	1,717,016	61,898,427
UniCredit SpA	1,583,037	29,836,871
Wells Fargo & Co.	4,021,871	150,337,538
Zions Bancorp NA	332,800	9,960,704
		774,579,607
Capital Markets - 1.3%
Bank of New York Mellon Corp.	1,059,175	48,128,912
BlackRock, Inc. Class A	20,716	13,861,490
Brookfield Corp. Class A	430,339	14,024,748
Cboe Global Markets, Inc.	127,930	17,173,323
Intercontinental Exchange, Inc.	152,473	15,901,409
Patria Investments Ltd.	898,838	13,302,802
State Street Corp.	463,300	35,067,177
StepStone Group, Inc. Class A	350,772	8,513,236
UBS Group AG	1,197,000	25,543,980
Virtu Financial, Inc. Class A	434,424	8,210,614
		199,727,691
Consumer Finance - 0.2%
Capital One Financial Corp.	153,435	14,754,310
NerdWallet, Inc. (a)	193,200	3,125,976
OneMain Holdings, Inc.	569,304	21,109,792
		38,990,078
Diversified Financial Services - 0.4%
Ant International Co. Ltd. Class C (a)(c)(e)	5,601,170	8,625,802
Apollo Global Management, Inc.	586,062	37,015,676
Jumo World Ltd. (a)(c)	998	942,771
Voya Financial, Inc. (b)	264,400	18,894,024
		65,478,273
Financial Services - 2.2%
Block, Inc. Class A (a)	379,100	26,025,215
Essent Group Ltd.	593,733	23,779,007
Global Payments, Inc.	295,300	31,077,372
MasterCard, Inc. Class A	192,800	70,065,448
MGIC Investment Corp.	912,619	12,247,347
Mr. Cooper Group, Inc. (a)	20	819
PayPal Holdings, Inc. (a)	534,452	40,586,285
Repay Holdings Corp. (a)	656,444	4,312,837
Shift4 Payments, Inc. (a)	196,617	14,903,569
UWM Holdings Corp. Class A (b)	1,392,303	6,836,208
Visa, Inc. Class A	430,800	97,128,168
Worldline SA (a)(d)	321,965	13,656,079
		340,618,354
Insurance - 2.9%
Arthur J. Gallagher & Co.	121,958	23,331,785
Beazley PLC	2,233,367	16,461,612
Chubb Ltd.	376,167	73,044,108
Direct Line Insurance Group PLC	4,660,228	7,904,679
Fairfax Financial Holdings Ltd. (sub. vtg.)	26,901	17,890,807
Globe Life, Inc.	216,505	23,819,880
Hartford Financial Services Group, Inc.	578,133	40,290,089
Marsh & McLennan Companies, Inc.	247,139	41,161,000
Progressive Corp.	397,423	56,855,334
Prudential PLC	902,288	12,353,800
Reinsurance Group of America, Inc.	147,600	19,595,376
The Travelers Companies, Inc.	559,117	95,838,245
Unum Group	668,981	26,464,888
		455,011,603
TOTAL FINANCIALS		1,874,405,606
HEALTH CARE - 13.5%
Biotechnology - 2.5%
Akero Therapeutics, Inc. (a)	128,000	4,897,280
Alnylam Pharmaceuticals, Inc. (a)	65,000	13,020,800
Ambrx Biopharma, Inc. ADR (a)	148,700	1,326,404
Arcellx, Inc. (a)	100,000	3,081,000
Arcutis Biotherapeutics, Inc. (a)	300,000	3,300,000
Argenx SE ADR (a)	130,000	48,435,400
Ascendis Pharma A/S sponsored ADR (a)	240,000	25,732,800
Beam Therapeutics, Inc. (a)	100,000	3,062,000
Blueprint Medicines Corp. (a)	250,000	11,247,500
Caris Life Sciences, Inc. (c)(e)	227,063	1,271,553
Celldex Therapeutics, Inc. (a)	200,000	7,196,000
Cerevel Therapeutics Holdings (a)	415,000	10,121,850
Cytokinetics, Inc. (a)	385,000	13,548,150
Exact Sciences Corp. (a)	80,000	5,424,800
Generation Bio Co. (a)	240,000	1,032,000
Janux Therapeutics, Inc. (a)	160,000	1,936,000
Karuna Therapeutics, Inc. (a)	75,000	13,623,000
Keros Therapeutics, Inc. (a)	160,000	6,832,000
Legend Biotech Corp. ADR (a)	500,000	24,110,000
Nuvalent, Inc. Class A (a)	165,000	4,304,850
Poseida Therapeutics, Inc. (a)	800,000	2,464,000
PTC Therapeutics, Inc. (a)	170,000	8,234,800
Regeneron Pharmaceuticals, Inc. (a)	94,000	77,236,980
Relay Therapeutics, Inc. (a)	210,000	3,458,700
Repligen Corp. (a)	112,000	18,856,320
Sarepta Therapeutics, Inc. (a)	90,000	12,404,700
Scholar Rock Holding Corp. (a)	60,000	480,000
Shattuck Labs, Inc. (a)	280,000	823,200
uniQure B.V. (a)	180,000	3,625,200
Vaxcyte, Inc. (a)	280,000	10,494,400
Vertex Pharmaceuticals, Inc. (a)	61,800	19,471,326
Xencor, Inc. (a)	360,000	10,040,400
Xenon Pharmaceuticals, Inc. (a)	165,000	5,905,350
Zai Lab Ltd. (a)	1,750,000	5,832,022
Zentalis Pharmaceuticals, Inc. (a)	340,000	5,848,000
		388,678,785
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	100,000	4,056,000
Boston Scientific Corp. (a)	2,800,000	140,084,000
Inspire Medical Systems, Inc. (a)	28,000	6,553,960
Insulet Corp. (a)	194,000	61,878,240
Intuitive Surgical, Inc. (a)	38,500	9,835,595
iRhythm Technologies, Inc. (a)	134,000	16,620,020
Masimo Corp. (a)	276,000	50,933,040
Nevro Corp. (a)	208,000	7,519,200
Novocure Ltd. (a)	142,000	8,539,880
Outset Medical, Inc. (a)	240,000	4,416,000
Penumbra, Inc. (a)	378,000	105,344,820
PROCEPT BioRobotics Corp. (a)	170,000	4,828,000
ResMed, Inc.	160,000	35,038,400
Stryker Corp.	100,000	28,547,000
Tandem Diabetes Care, Inc. (a)	330,000	13,401,300
		497,595,455
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (a)	240,000	17,340,000
agilon health, Inc. (a)	2,400,000	57,000,000
Alignment Healthcare, Inc. (a)	1,000,000	6,360,000
Centene Corp. (a)	900,000	56,889,000
Cigna Group	220,000	56,216,600
CVS Health Corp.	180,000	13,375,800
Humana, Inc.	136,000	66,022,560
LifeStance Health Group, Inc. (a)	1,280,000	9,510,400
Molina Healthcare, Inc. (a)	50,000	13,374,500
Surgery Partners, Inc. (a)	1,000,000	34,470,000
The Oncology Institute, Inc. (a)(e)	761,936	516,516
UnitedHealth Group, Inc.	428,000	202,268,520
		533,343,896
Health Care Technology - 0.3%
Doximity, Inc. (a)(b)	218,000	7,058,840
Evolent Health, Inc. (a)	60,000	1,947,000
Evolent Health, Inc. (e)	500,000	15,413,750
Medlive Technology Co. Ltd. (d)	800,000	1,106,766
Phreesia, Inc. (a)	280,000	9,041,200
Veeva Systems, Inc. Class A (a)	90,000	16,541,100
		51,108,656
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	200,000	11,158,000
Bruker Corp.	300,000	23,652,000
Danaher Corp.	385,000	97,035,400
Eden Biologics, Inc. (a)(c)	1,008,062	0
IQVIA Holdings, Inc. (a)	190,000	37,789,100
Lonza Group AG	18,500	11,136,994
Olink Holding AB ADR (a)	375,000	8,448,750
Sartorius Stedim Biotech	16,000	4,893,264
Thermo Fisher Scientific, Inc.	232,500	134,006,025
West Pharmaceutical Services, Inc.	60,000	20,788,200
		348,907,733
Pharmaceuticals - 2.0%
Arvinas Holding Co. LLC (a)	210,000	5,737,200
AstraZeneca PLC (United Kingdom)	385,000	53,343,424
Chime Biologics Wuhan Co. Ltd. (a)(c)	1,008,062	525,029
Eli Lilly & Co.	325,000	111,611,500
Enliven Therapeutics, Inc. (a)	100,000	2,190,000
Merck & Co., Inc.	385,000	40,960,150
Novo Nordisk A/S Series B	140,000	22,234,994
Pharvaris BV (a)	208,000	1,626,560
Royalty Pharma PLC	1,470,000	52,964,100
UCB SA	150,000	13,410,927
Ventyx Biosciences, Inc. (a)	180,000	6,030,000
Verona Pharma PLC ADR (a)	150,000	3,012,000
		313,645,884
TOTAL HEALTH CARE		2,133,280,409
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (a)	67,100	15,087,435
HEICO Corp. Class A	94,761	12,878,020
Howmet Aerospace, Inc.	494,400	20,947,728
L3Harris Technologies, Inc.	172,610	33,872,986
Lockheed Martin Corp.	153,800	72,705,874
Northrop Grumman Corp.	59,500	27,472,340
Raytheon Technologies Corp.	596,198	58,385,670
The Boeing Co. (a)	430,200	91,387,386
		332,737,439
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. (a)	337,100	7,021,793
Airlines - 0.3%
Delta Air Lines, Inc. (a)	1,128,500	39,407,220
JetBlue Airways Corp. (a)	1,974,400	14,373,632
		53,780,852
Building Products - 0.7%
Carlisle Companies, Inc.	161,778	36,573,152
Trane Technologies PLC	375,710	69,123,126
		105,696,278
Commercial Services & Supplies - 0.7%
Cintas Corp.	120,928	55,950,967
The GEO Group, Inc. (a)	467,200	3,686,208
Waste Connections, Inc. (United States)	366,172	50,923,540
		110,560,715
Construction & Engineering - 0.4%
Willscot Mobile Mini Holdings (a)	1,491,600	69,926,208
Electrical Equipment - 0.9%
AMETEK, Inc.	682,732	99,221,442
Eaton Corp. PLC	88,900	15,232,126
Nextracker, Inc. Class A	65,400	2,371,404
Regal Rexnord Corp.	147,900	20,813,967
		137,638,939
Ground Transportation - 0.4%
Landstar System, Inc. (b)	253,585	45,457,647
Old Dominion Freight Lines, Inc.	75,483	25,727,626
		71,185,273
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	125,613	24,007,157
Machinery - 2.6%
AGCO Corp.	288,000	38,937,600
Caterpillar, Inc.	405,983	92,905,150
Chart Industries, Inc. (a)	102,700	12,878,580
Deere & Co. (b)	163,600	67,547,168
Flowserve Corp.	1,192,200	40,534,800
Fortive Corp.	1,300,394	88,647,859
IDEX Corp.	189,471	43,773,485
ITT, Inc.	257,800	22,248,140
		407,472,782
Marine - 0.1%
Eagle Bulk Shipping, Inc. (b)	113,500	5,164,250
Genco Shipping & Trading Ltd. (b)	240,100	3,759,966
		8,924,216
Professional Services - 0.2%
ExlService Holdings, Inc. (a)	34,666	5,609,999
TransUnion Holding Co., Inc. (b)	316,695	19,679,427
		25,289,426
Road & Rail - 0.7%
CSX Corp. (b)	2,047,878	61,313,467
Union Pacific Corp.	229,816	46,252,768
		107,566,235
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	121,500	4,783,455
Transportation - 0.2%
Uber Technologies, Inc. (a)	1,040,612	32,987,400
TOTAL INDUSTRIALS		1,499,578,168
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	710,900	37,162,298
Lumine Group, Inc.	33,574	365,426
		37,527,724
Electronic Equipment & Components - 0.5%
Cognex Corp.	205,522	10,183,615
Corning, Inc.	924,777	32,626,133
TE Connectivity Ltd.	247,541	32,465,002
Trimble, Inc. (a)	102,453	5,370,586
		80,645,336
IT Services - 2.1%
Akamai Technologies, Inc. (a)	363,705	28,478,102
Capgemini SA	378,917	70,167,234
Cognizant Technology Solutions Corp. Class A	1,229,877	74,936,406
Cyxtera Technologies, Inc. Class A (a)	973,794	297,397
DXC Technology Co. (a)	165,783	4,237,413
Gartner, Inc. (a)	26,935	8,774,615
GoDaddy, Inc. (a)	502,000	39,015,440
MongoDB, Inc. Class A (a)	230,500	53,734,160
Snowflake, Inc. (a)(b)	83,600	12,898,644
Thoughtworks Holding, Inc. (a)	75,500	555,680
Twilio, Inc. Class A (a)	466,568	31,087,426
Wix.com Ltd. (a)	88,300	8,812,340
X Holdings Corp. Class A (c)	31,890	1,165,261
		334,160,118
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	457,571	44,846,534
Analog Devices, Inc.	807,661	159,286,902
Intel Corp.	1,023,400	33,434,478
Lam Research Corp.	15,800	8,375,896
Marvell Technology, Inc.	338,244	14,645,965
Microchip Technology, Inc.	598,604	50,151,043
Micron Technology, Inc.	1,507,011	90,933,044
NVIDIA Corp.	238,400	66,220,368
onsemi (a)	182,500	15,023,400
Skyworks Solutions, Inc.	150,763	17,787,019
		500,704,649
Software - 12.0%
Adobe, Inc. (a)	418,349	161,219,154
Alteryx, Inc. Class A (a)	93,500	5,501,540
Aspen Technology, Inc.	60,990	13,958,781
Autodesk, Inc. (a)	334,832	69,698,629
Blackbaud, Inc. (a)	230,000	15,939,000
Ceridian HCM Holding, Inc. (a)	356,600	26,110,252
Constellation Software, Inc.	9,990	18,781,865
Elastic NV (a)	420,200	24,329,580
Five9, Inc. (a)	218,900	15,824,281
Gen Digital, Inc.	1,416,110	24,300,448
HubSpot, Inc. (a)	94,304	40,432,840
Microsoft Corp.	3,647,959	1,051,706,580
Momentive Global, Inc. (a)	329,600	3,071,872
New Relic, Inc. (a)	107,800	8,116,262
Palo Alto Networks, Inc. (a)	339,790	67,869,655
PTC, Inc. (a)	286,557	36,745,204
Roper Technologies, Inc.	27,100	11,942,699
Salesforce, Inc. (a)	938,938	187,581,034
Tenable Holdings, Inc. (a)	658,400	31,280,584
Workday, Inc. Class A (a)	293,289	60,575,910
Workiva, Inc. (a)	67,100	6,871,711
Zoom Video Communications, Inc. Class A (a)	88,700	6,549,608
		1,888,407,489
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	6,707,332	1,106,039,039
Western Digital Corp. (a)	329,014	12,393,957
		1,118,432,996
TOTAL INFORMATION TECHNOLOGY		3,959,878,312
MATERIALS - 3.0%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	103,789	29,809,239
Ashland, Inc.	75,800	7,785,418
Cabot Corp.	149,400	11,450,016
Celanese Corp. Class A	156,800	17,073,952
CF Industries Holdings, Inc.	6,800	492,932
Chemtrade Logistics Income Fund	870,980	5,058,966
Corteva, Inc.	430,800	25,981,548
Dow, Inc.	88,900	4,873,498
DuPont de Nemours, Inc.	245,507	17,620,037
Eastman Chemical Co.	29,700	2,504,898
Element Solutions, Inc.	165,100	3,188,081
Huntsman Corp.	111,100	3,039,696
Linde PLC	231,000	82,106,640
LyondellBasell Industries NV Class A	241,600	22,683,824
Olin Corp.	223,584	12,408,912
Orion Engineered Carbons SA	81,600	2,128,944
RPM International, Inc.	23,600	2,058,864
The Chemours Co. LLC	408,400	12,227,496
Tronox Holdings PLC	772,700	11,111,426
Valvoline, Inc.	575,971	20,124,427
Westlake Corp.	59,200	6,866,016
		300,594,830
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	26,222	9,310,383
Vulcan Materials Co.	56,000	9,607,360
		18,917,743
Containers & Packaging - 0.2%
Aptargroup, Inc.	112,100	13,249,099
Avery Dennison Corp.	43,600	7,801,348
Crown Holdings, Inc.	80,095	6,624,657
Greif, Inc. Class A	152,100	9,638,577
		37,313,681
Metals & Mining - 0.8%
Alcoa Corp.	174,000	7,405,440
Commercial Metals Co.	142,456	6,966,098
First Quantum Minerals Ltd.	1,172,680	26,959,059
Freeport-McMoRan, Inc.	913,300	37,363,103
Glencore PLC	1,166,400	6,711,721
Horizonte Minerals PLC (a)	1,493,200	2,505,136
Major Drilling Group International, Inc. (a)	299,400	2,354,881
Newmont Corp.	156,600	7,676,532
Reliance Steel & Aluminum Co.	43,800	11,245,212
Steel Dynamics, Inc.	45,600	5,155,536
Wheaton Precious Metals Corp.	76,600	3,689,156
		118,031,874
TOTAL MATERIALS		474,858,128
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	104,300	13,099,037
American Tower Corp.	170,204	34,779,485
Crown Castle International Corp.	326,700	43,725,528
CubeSmart	772,115	35,687,155
Digital Realty Trust, Inc.	47,700	4,689,387
EastGroup Properties, Inc.	60,500	10,001,860
Equinix, Inc.	56,500	40,738,760
Equity Lifestyle Properties, Inc.	246,900	16,574,397
Essex Property Trust, Inc.	85,059	17,789,239
Four Corners Property Trust, Inc.	554,703	14,899,323
Host Hotels & Resorts, Inc.	249,300	4,110,957
Invitation Homes, Inc.	502,551	15,694,668
Lamar Advertising Co. Class A	137,000	13,684,930
Mid-America Apartment Communities, Inc.	147,200	22,233,088
Outfront Media, Inc.	79,800	1,295,154
Prologis (REIT), Inc.	448,651	55,978,185
Public Storage	22,200	6,707,508
Ryman Hospitality Properties, Inc.	144,200	12,939,066
SITE Centers Corp.	770,900	9,466,652
Spirit Realty Capital, Inc.	218,000	8,685,120
Terreno Realty Corp.	123,900	8,003,940
UDR, Inc.	237,800	9,764,068
Urban Edge Properties	624,200	9,400,452
Ventas, Inc.	555,800	24,093,930
VICI Properties, Inc.	181,700	5,927,054
Welltower, Inc.	233,300	16,725,277
		456,694,220
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	306,800	22,338,108
Doma Holdings, Inc. Class A (a)(b)	4,239,040	1,727,409
WeWork, Inc. (a)(b)	1,326,300	1,030,933
		25,096,450
TOTAL REAL ESTATE		481,790,670
UTILITIES - 2.6%
Electric Utilities - 1.8%
Constellation Energy Corp.	393,681	30,903,959
Edison International	359,082	25,347,598
Entergy Corp.	113,800	12,260,812
Exelon Corp.	207,595	8,696,155
FirstEnergy Corp.	154,879	6,204,453
NextEra Energy, Inc.	973,417	75,030,982
PG&E Corp. (a)	2,084,506	33,706,462
Pinnacle West Capital Corp.	112,400	8,906,576
PPL Corp.	678,700	18,861,073
Southern Co.	841,955	58,583,229
		278,501,299
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. Class A	44,888	1,347,987
Energy Harbor Corp. (a)	72,800	5,692,960
Vistra Corp.	467,978	11,231,472
		18,272,419
Multi-Utilities - 0.6%
Dominion Energy, Inc.	490,213	27,407,809
NiSource, Inc.	642,002	17,950,376
Public Service Enterprise Group, Inc.	321,436	20,073,678
Sempra Energy	216,788	32,769,674
		98,201,537
Water Utilities - 0.1%
American Water Works Co., Inc.	135,000	19,776,150
TOTAL UTILITIES		414,751,405
TOTAL COMMON STOCKS (Cost $10,860,214,806)		15,548,118,546

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (a)(c)(e)	236,672	9,017,203

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (c)(e)	160,054	4,563,140

HEALTH CARE - 0.2%
Biotechnology - 0.1%
Asimov, Inc. Series B (a)(c)(e)	35,044	1,784,791
Caris Life Sciences, Inc. Series D (a)(c)(e)	1,077,331	6,033,054
Cleerly, Inc. Series C (c)(e)	411,426	4,826,027
Element Biosciences, Inc. Series C (a)(c)(e)	195,016	3,007,147
ElevateBio LLC Series C (a)(c)(e)	626,000	1,852,960
Inscripta, Inc. Series E (a)(c)(e)	423,474	1,791,295
		19,295,274
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	416,172	3,691,446

Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(c)(e)	67,586	3,794,954
Series E1(c)(e)	14,822	832,255
Omada Health, Inc. Series E (a)(c)(e)	597,550	1,936,062
Wugen, Inc. Series B (a)(c)(e)	155,150	724,551
		7,287,822
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (a)(c)(e)	391,809	2,158,868
Galvanize Therapeutics Series B (c)(e)	1,112,588	1,891,400
		4,050,268
TOTAL HEALTH CARE		34,324,810

TOTAL CONVERTIBLE PREFERRED STOCKS		47,905,153
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Thriveworks TopCo LLC Series B (a)(c)(e)(f)	141,317	2,163,563

Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (c)(e)	388,096	11,064,617

TOTAL FINANCIALS		13,228,180

TOTAL PREFERRED STOCKS (Cost $77,051,619)		61,133,333

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $6,692,650)	10,273,000	6,600,403

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (h)	114,122,704	114,145,528
Fidelity Securities Lending Cash Central Fund 4.87% (h)(i)	76,581,932	76,589,591
TOTAL MONEY MARKET FUNDS (Cost $190,735,118)		190,735,119

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $11,134,694,193)	15,806,587,401
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(23,317,249)
NET ASSETS - 100.0%	15,783,270,152

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,421,823 or 0.1% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $110,889,820 or 0.7% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,587,915

Aledade, Inc. Series E1	5/20/22	738,349

Ant International Co. Ltd. Class C	5/16/18	21,348,159

Aristea Therapeutics, Inc. Series B	10/06/20	2,160,317

Asimov, Inc. Series B	10/29/21	3,247,902

Caris Life Sciences, Inc.	10/06/22	1,271,553

Caris Life Sciences, Inc. Series D	5/11/21	8,726,381

Circle Internet Financial Ltd. Series E	5/11/21	6,298,800

Circle Internet Financial Ltd. Series F	5/09/22	6,744,676

Cleerly, Inc. Series C	7/08/22	4,846,845

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,910,953

Element Biosciences, Inc. Series C	6/21/21	4,008,885

ElevateBio LLC Series C	3/09/21	2,626,070

Evolent Health, Inc.	3/28/23	14,500,000

Galvanize Therapeutics Series B	3/29/22	1,926,207

Inscripta, Inc. Series E	3/30/21	3,739,275

Omada Health, Inc. Series E	12/22/21	3,582,432

Reddit, Inc. Series F	8/11/21	14,625,004

Starling Bank Ltd. Series D	6/18/21	8,257,037

The Beauty Health Co.	12/08/20	6,000,000

The Oncology Institute, Inc.	6/28/21	7,619,360

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	4,078,434

Wugen, Inc. Series B	7/09/21	1,203,173

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	149,637,573	2,940,614,103	2,976,106,148	3,549,834	-	-	114,145,528	0.3%
Fidelity Securities Lending Cash Central Fund 4.87%	130,631,814	572,282,494	626,324,717	455,404	-	-	76,589,591	0.2%
Total	280,269,387	3,512,896,597	3,602,430,865	4,005,238	-	-	190,735,119

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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